Income Tax - Other information (Details) ¥ in Thousands					12 Months Ended
	Mar. 19, 2024 $ / shares	Mar. 14, 2023 $ / shares	Mar. 15, 2022 $ / shares	Mar. 16, 2021 $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021
Income tax
Valuation allowances					¥ 55,383	¥ 41,464
Tax loss carryforward					¥ 1,652,821
Statute of limitations period (in years)					3 years
Extension period for statute of limitations under special circumstances (in years)					5 years
Underpayment of tax liability listed as special circumstance					¥ 100
Statute of limitations period for related party transaction (in years)					10 years
Aggregate undistributed earnings of domestic subsidiaries and VIE					¥ 35,533,419	¥ 28,504,400
Withholding tax rate on dividends (as a percent)					10.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings above the threshold percentage (as a percent)					5.00%
Threshold beneficial owner percentage determining withholding income tax rate (as a percent)					25.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings below the threshold percentage (as a percent)					10.00%
Effective income tax rate					18.14%	19.71%	17.52%
Special dividend | $ / shares		$ 0.37	$ 0.25	$ 0.25
Dividend withholding tax					¥ 202,500
Subsequent Events | ADSs
Income tax
Special dividend | $ / shares	$ 0.62
WFOE - Key Software Enterprise
Income tax
Preferential tax rate (as a percent)						10.00%
Preferential tax rates decreased income taxes					207,142
PRC
Income tax
Tax loss carryforward					¥ 1,371,801
Statutory income tax rate					25.00%	25.00%	25.00%
Effective income tax rate					18.14%	19.71%	17.52%